UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

Item 1.	Schedule of Investments.

GOLDMAN SACHS ASIA EQUITY FUND

Schedule of Investments

January 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 88.5%
China – 18.5%
10,245	Alibaba Group Holding Ltd. ADR (Software & Services)*	$ 686,722
464,000	ANTA Sports Products Ltd. (Consumer Durables & Apparel)	1,121,673
187,500	Bloomage Biotechnology Corp. Ltd. (Materials)	429,140
5,434	China Biologic Products, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	697,019
555,000	China Communications Construction Co. Ltd. Class H (Capital Goods)	495,756
221,000	China Merchants Bank Co. Ltd. Class H (Banks)	429,596
2,560,000	China Petroleum & Chemical Corp. Class H (Energy)	1,446,242
18,990	Ctrip.com International Ltd. ADR (Retailing)*	810,493
1,536,635	Industrial & Commercial Bank of China Ltd. Class H (Banks)	799,728
25,358	JD.com, Inc. ADR (Retailing)*	660,069
375,220	PICC Property & Casualty Co. Ltd. Class H (Insurance)	641,835
322,500	Ping An Insurance Group Co. of China Ltd. Class H (Insurance)	1,461,134
102,000	Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)	546,936
143,800	Tencent Holdings Ltd. (Software & Services)	2,701,527

		12,927,870

Hong Kong – 18.0%
517,836	AIA Group Ltd. (Insurance)	2,878,892
30,000	Cheung Kong Property Holdings Ltd. (Real Estate)	162,610
170,000	China Gas Holdings Ltd. (Utilities)	217,182
130,000	China Mobile Ltd. (Telecommunication Services)	1,427,943
342,000	China Overseas Land & Investment Ltd. (Real Estate)	999,189
29,500	CK Hutchison Holdings Ltd. (Capital Goods)	368,594
335,000	Galaxy Entertainment Group Ltd. (Consumer Services)	1,052,477
92,364	Hong Kong Exchanges and Clearing Ltd. (Diversified Financials)	2,046,845
184,400	IMAX China Holding, Inc. (Media)*(a)	1,179,530
1,960,000	Peace Mark Holdings Ltd. (Consumer Durables & Apparel)*	—
1,075,000	Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	740,768

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
389,000	Techtronic Industries Co. Ltd. (Consumer Durables & Apparel)	$ 1,475,945

		12,549,975

India – 5.8%
3,817	Alstom India Ltd. (Capital Goods)	36,177
88,651	Ashiana Housing Ltd. (Real Estate)	194,234
17,313	Atul Auto Ltd. (Automobiles & Components)	128,716
21,843	Aurobindo Pharma Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	270,214
3,741	Bajaj Finance Ltd. (Diversified Financials)	327,879
2,288	Bayer CropScience Ltd. (Materials)	114,120
9,699	Britannia Industries Ltd. (Food, Beverage & Tobacco)	385,984
2,152	Dynamatic Technologies Ltd. (Automobiles & Components)*	62,751
6,713	eClerx Services Ltd. (Software & Services)	140,006
536	Eicher Motors Ltd. (Capital Goods)	131,385
2,481	Gillette India Ltd. (Household & Personal Products)	164,557
993	Grasim Industries Ltd. GDR (Materials)	49,846
12,975	Indo Count Industries Ltd. (Consumer Durables & Apparel)	210,640
9,124	Info Edge India Ltd. (Software & Services)	107,308
7,980	MPS Ltd. (Media)	77,146
11,892	Multi Commodity Exchange of India Ltd. (Diversified Financials)	179,155
41,805	Prestige Estates Projects Ltd. (Real Estate)	114,750
1,623	Procter & Gamble Hygiene & Health Care Ltd. (Household & Personal Products)	132,829
10,343	SRF Ltd. (Consumer Durables & Apparel)	178,770
13,414	Strides Shasun Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	232,287
10,555	Thermax Ltd. (Capital Goods)	130,719
36,937	VRL Logistics Ltd. (Transportation)*	219,243
37,048	Welspun India Ltd. (Consumer Durables & Apparel)	456,652

		4,045,368

Indonesia – 4.4%
164,100	PT Hanjaya Mandala Sampoerna Tbk (Food, Beverage & Tobacco)	1,236,667

GOLDMAN SACHS ASIA EQUITY FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Indonesia – (continued)
352,200	PT Semen Indonesia (Persero) Tbk (Materials)	$ 285,853
4,786,700	PT Telekomunikasi Indonesia (Persero) Tbk (Telecommunication Services)	1,174,365
1,394,100	XL Axiata Tbk PT (Telecommunication Services)*	374,198

		3,071,083

Israel – 0.2%
1,003	Taro Pharmaceutical Industries Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*	146,238

Malaysia – 2.2%
384,000	Bursa Malaysia Bhd (Diversified Financials)	773,717
423,500	Gamuda Bhd (Capital Goods)	466,714
69,840	Public Bank Bhd (Banks)	309,919

		1,550,350

Philippines – 0.3%
3,110,200	Megaworld Corp. (Real Estate)	234,641

Singapore – 1.9%
136,530	DBS Group Holdings Ltd. (Banks)	1,357,291

South Korea – 21.6%
2,177	Amorepacific Corp. (Household & Personal Products)*	742,033
47,309	Byucksan Corp. (Capital Goods)*	331,244
28,460	Dongbu Insurance Co. Ltd. (Insurance)*	1,616,516
3,823	Hanssem Co. Ltd. (Consumer Durables & Apparel)*	875,370
6,489	Hotel Shilla Co. Ltd. (Retailing)	355,457
4,242	Korea Kolmar Co. Ltd. (Household & Personal Products)*	361,551
8,809	LG Chem Ltd. (Materials)	2,204,281
3,187	NAVER Corp. (Software & Services)	1,680,408
3,169	NongShim Co. Ltd. (Food, Beverage & Tobacco)	1,238,861
12,836	Osstem Implant Co. Ltd. (Health Care Equipment & Services)*	889,938
1,090	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	1,054,524
5,527	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	1,379,648
3,897	Shinsegae Co. Ltd. (Retailing)	694,267
16,336	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	377,052
10,116	S-Oil Corp. (Energy)	666,006

Shares	Description	Value
Common Stocks – (continued)
South Korea – (continued)
33,260	Viatron Technologies, Inc. (Semiconductors & Semiconductor Equipment)*	$ 650,041

		15,117,197

Taiwan – 11.4%
650,000	Advanced Semiconductor Engineering, Inc. (Semiconductors & Semiconductor Equipment)	698,211
304,000	Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)	431,095
39,120	Eclat Textile Co. Ltd. (Consumer Durables & Apparel)	557,429
617,000	Fubon Financial Holding Co. Ltd. (Diversified Financials)	681,238
6,000	Hermes Microvision, Inc. (Semiconductors & Semiconductor Equipment)	148,607
83,506	PChome Online, Inc. (Software & Services)	757,382
133,530	Poya International Co. Ltd. (Retailing)	1,229,693
204,000	Sercomm Corp. (Technology Hardware & Equipment)	499,829
47,752	Silergy Corp. (Semiconductors & Semiconductor Equipment)	607,590
122,277	Superalloy Industrial Co. Ltd. (Automobiles & Components)	414,081
450,338	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,939,124

		7,964,279

Thailand – 3.5%
159,200	Airports of Thailand PCL (Transportation)	1,693,379
323,100	CP ALL PCL (Food & Staples Retailing)	370,673
189,300	Thai Oil PCL (Energy)	343,575

		2,407,627

United States – 0.7%
7,426	Cognizant Technology Solutions Corp. Class A (Software & Services)*	470,140

TOTAL COMMON STOCKS (Cost $68,428,408)		$61,842,059

Exchange Traded Fund – 4.0%
United States – 4.0%
90,275	iShares China Large-Cap ETF	$ 2,818,385
(Cost $2,769,752)

GOLDMAN SACHS ASIA EQUITY FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Units	Description	Expiration Month	Value
Participation Notes* – 3.5%
China – 2.4%
46,700	Jiangsu Hengrui Medicine Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	03/17	$ 312,819
44,998	Kweichow Moutai Co. Ltd. (Food, Beverage & Tobacco)	12/24	1,376,772

			1,689,591

India – 0.5%
531	Alkem Laboratories Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	01/17	10,630
5,404	Alkem Laboratories Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	12/17	108,180
2,678	Dr Lal PathLabs Ltd. (Health Care Equipment & Services)	01/17	30,545
760	Dr Lal PathLabs Ltd. (Health Care Equipment & Services)	12/17	8,668
2,011	Navkar Corp. Ltd. (Transportation)	04/16	5,955
31,099	Navkar Corp. Ltd. (Transportation)	09/17	92,097
18,436	Syngene International Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	08/17	109,842

			365,917

Vietnam – 0.6%
79,270	Vietnam Dairy Products JSC (Food, Beverage & Tobacco)	01/17	414,716

TOTAL PARTICIPATION NOTES (Cost $2,611,119)			$ 2,470,224

Right* – 0.0%
Taiwan – 0.0%
899	Eclat Textile Co. Ltd. (Consumer Durables & Apparel)	02/16	$ 4,181
(Cost $0)

TOTAL INVESTMENTS – 96.0% (Cost $73,809,279)			$67,134,849

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.0%			2,765,938

NET ASSETS – 100.0%			$69,900,787

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $1,179,530, which represents approximately 1.7% of net assets as of January 31, 2016.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS ASIA EQUITY FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$74,138,255

Gross unrealized gain	4,314,278
Gross unrealized loss	(11,317,684)

Net unrealized security loss	$(7,003,406)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments

January 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 92.8%
Austria – 1.1%
43,681	DO & CO AG (Consumer Services)	$ 4,440,947

Brazil – 4.8%
752,141	BB Seguridade Participacoes SA (Insurance)	4,349,473
946,055	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros (Diversified Financials)	2,426,753
568,838	CETIP SA - Mercados Organizados (Diversified Financials)	5,438,363
374,703	Ez Tec Empreendimentos e Participacoes SA (Consumer Durables & Apparel)	1,156,953
796,700	FPC Par Corretora de Seguros SA (Insurance)	2,011,768
771,709	Odontoprev SA (Health Care Equipment & Services)	1,948,663
153,700	Sao Martinho SA (Food, Beverage & Tobacco)	1,836,807

		19,168,780

Chile – 0.5%
30,757	Banco de Chile ADR (Banks)	1,921,082

China – 9.5%
2,003,000	ANTA Sports Products Ltd. (Consumer Durables & Apparel)	4,842,048
575,000	Bloomage Biotechnology Corp. Ltd. (Materials)	1,316,028
607,000	Boer Power Holdings Ltd. (Capital Goods)	1,059,539
98,475	Ctrip.com International Ltd. ADR (Retailing)*	4,202,913
140,000	Hengan International Group Co. Ltd. (Household & Personal Products)	1,254,110
103,700	JD.com, Inc. ADR (Retailing)*	2,699,311
1,719,760	PICC Property & Casualty Co. Ltd. Class H (Insurance)	2,941,745
747,000	Ping An Insurance Group Co. of China Ltd. Class H (Insurance)	3,384,393
810,900	Tencent Holdings Ltd. (Software & Services)	15,234,135
84,496	Vipshop Holdings Ltd. ADR (Retailing)*	1,084,929

		38,019,151

Colombia – 0.5%
85,329	Banco de Bogota SA (Banks)	1,450,528
100,000	Grupo Aval Acciones y Valores SA ADR (Banks)	656,000

		2,106,528

Egypt – 0.6%
604,515	Commercial International Bank Egypt SAE (Registered) GDR (Banks)	2,349,230

Shares	Description	Value
Common Stocks – (continued)
Georgia – 0.7%
32,622	BGEO Group PLC (Banks)	$ 825,941
30,207	TBC Bank JSC GDR (Banks)	271,863
175,110	TBC Bank JSC GDR (Banks)(a)	1,575,990

		2,673,794

Greece – 0.9%
466,034	Hellenic Exchanges - Athens Stock Exchange SA Holding (Diversified Financials)*	2,284,188
182,250	Sarantis SA (Household & Personal Products)	1,431,378

		3,715,566

Hong Kong – 8.1%
5,094,000	China Traditional Chinese Medicine Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*	2,811,355
1,557,000	Galaxy Entertainment Group Ltd. (Consumer Services)	4,891,661
538,180	Hong Kong Exchanges and Clearing Ltd. (Diversified Financials)	11,926,411
1,041,400	IMAX China Holding, Inc. (Media)*(a)	6,661,401
1,641,000	Techtronic Industries Co. Ltd. (Consumer Durables & Apparel)	6,226,285

		32,517,113

India – 10.2%
21,098	Alstom India Ltd. (Capital Goods)	199,963
982,857	Ashiana Housing Ltd. (Real Estate)	2,153,440
130,330	Atul Auto Ltd. (Automobiles & Components)	968,955
234,361	Aurobindo Pharma Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	2,899,222
26,138	Bajaj Finance Ltd. (Diversified Financials)	2,290,857
20,410	Bayer CropScience Ltd. (Materials)	1,018,001
58,179	Britannia Industries Ltd. (Food, Beverage & Tobacco)	2,315,305
18,277	Dynamatic Technologies Ltd. (Automobiles & Components)*	532,948
74,068	eClerx Services Ltd. (Software & Services)	1,544,759
4,052	Eicher Motors Ltd. (Capital Goods)	993,229
42,878	Gillette India Ltd. (Household & Personal Products)	2,843,960
13,523	Grasim Industries Ltd. GDR (Materials)	678,824
73,861	Indo Count Industries Ltd. (Consumer Durables & Apparel)	1,199,081
103,639	Info Edge India Ltd. (Software & Services)	1,218,902

106,621	MPS Ltd. (Media)	1,030,750

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
India – (continued)
134,855	Multi Commodity Exchange of India Ltd. (Diversified Financials)	$ 2,031,616
15,259	Navkar Corp. Ltd. (Transportation)*(a)	45,188
684,355	Prestige Estates Projects Ltd. (Real Estate)	1,878,480
18,315	Procter & Gamble Hygiene & Health Care Ltd. (Household & Personal Products)	1,498,928
116,602	SRF Ltd. (Consumer Durables & Apparel)	2,015,368
148,318	Strides Shasun Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	2,568,382
165,445	Thermax Ltd. (Capital Goods)	2,048,966
568,912	VRL Logistics Ltd. (Transportation)*	3,376,837
300,087	Welspun India Ltd. (Consumer Durables & Apparel)	3,698,859

		41,050,820

Indonesia – 4.2%
8,852,300	PT Bank Central Asia Tbk (Banks)	8,487,952
657,100	PT Hanjaya Mandala Sampoerna Tbk (Food, Beverage & Tobacco)	4,951,944
1,871,700	PT Semen Indonesia (Persero) Tbk (Materials)	1,519,108
17,492,600	PT Summarecon Agung Tbk (Real Estate)	1,864,990

		16,823,994

Israel – 0.4%
11,325	Taro Pharmaceutical Industries Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*	1,651,185

Jersey – 0.8%
471,281	Integrated Diagnostics Holdings PLC (Health Care Equipment & Services)*(a)	2,248,010
937,090	Petra Diamonds Ltd. (Materials)	1,181,705

		3,429,715

Kenya – 0.3%
9,227,400	Safaricom Ltd. (Telecommunication Services)	1,365,187

Malaysia – 1.7%
1,239,800	7-Eleven Malaysia Holdings Bhd (Food & Staples Retailing)	447,581
3,107,000	Bursa Malaysia Bhd (Diversified Financials)	6,260,255

		6,707,836

Mexico – 4.4%
1,187,185	Alsea SAB de CV (Consumer Services)	4,202,135
3,783,210	Bolsa Mexicana de Valores SAB de CV (Diversified Financials)	5,141,549

Shares	Description	Value
Common Stocks – (continued)
Mexico – (continued)
1,190,820	Gentera SAB de CV (Diversified Financials)	$ 2,129,823
2,055,440	Unifin Financiera SAPI de CV SOFOM ENR (Diversified Financials)*	6,014,098

		17,487,605

Peru – 2.1%
1,925,698	BBVA Banco Continental SA (Banks)	1,398,127
53,615	Credicorp Ltd. (Banks)	5,434,416
70,093	Intercorp Financial Services, Inc. (Banks)	1,412,374

		8,244,917

Philippines – 0.6%
31,797,000	Megaworld Corp. (Real Estate)	2,398,841

Poland – 1.1%
33,766	Bank Pekao SA (Banks)	1,136,062
382,116	Warsaw Stock Exchange (Diversified Financials)	3,241,525

		4,377,587

Russia – 2.8%
235,404	Lenta Ltd. GDR (Food & Staples Retailing)*	1,391,927
5,688,277	Moscow Exchange MICEX-RTS PJSC (Diversified Financials)	7,262,809
18,237	PJSC Magnit (Food & Staples Retailing)	2,783,904

		11,438,640

Singapore – 1.7%
1,339,500	Singapore Exchange Ltd. (Diversified Financials)	6,672,974
South Africa – 3.6%
4,580,932	Alexander Forbes Group Holdings Ltd. (Diversified Financials)	1,542,814
309,806	JSE Ltd. (Diversified Financials)	2,524,383
643,807	Metair Investments Ltd. (Automobiles & Components)	952,422
56,083	Naspers Ltd. Class N (Media)	7,087,384
206,312	Santam Ltd. (Insurance)	2,318,555

		14,425,558

South Korea – 14.1%
11,267	Amorepacific Corp. (Household & Personal Products)*	3,840,368
245,846	Byucksan Corp. (Capital Goods)*	1,721,344
88,561	Dongbu Insurance Co. Ltd. (Insurance)*	5,030,227
23,199	Hanssem Co. Ltd. (Consumer Durables & Apparel)*	5,311,980
29,772	Hotel Shilla Co. Ltd. (Retailing)	1,630,864
14,702	Korea Kolmar Co. Ltd. (Household & Personal Products)*	1,253,070
10,254	LG Chem Ltd. (Materials)	2,565,864

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
South Korea – (continued)
18,500	NAVER Corp. (Software & Services)	$ 9,754,488
16,686	NongShim Co. Ltd. (Food, Beverage & Tobacco)	6,523,080
74,801	Osstem Implant Co. Ltd. (Health Care Equipment & Services)*	5,186,061
95,814	Samchuly Bicycle Co. Ltd. (Consumer Durables & Apparel)*	1,592,059
1,690	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	1,634,995
18,355	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	4,581,771
6,904	Shinsegae Co. Ltd. (Retailing)	1,229,977
73,204	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	1,689,623
152,442	Viatron Technologies, Inc. (Semiconductors & Semiconductor Equipment)*	2,979,362

		56,525,133

Taiwan – 10.8%
2,077,000	Advanced Semiconductor Engineering, Inc. (Semiconductors & Semiconductor Equipment)	2,231,052
1,007,000	Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)	1,428,003
37,000	Hermes Microvision, Inc. (Semiconductors & Semiconductor Equipment)	916,407
441,207	Hon Hai Precision Industry Co. Ltd. (Technology Hardware & Equipment)	1,037,986
227,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	1,476,400
276,150	Merida Industry Co. Ltd. (Consumer Durables & Apparel)	1,221,379
313,000	momo.com, Inc. (Retailing)*	1,999,993
923,012	PChome Online, Inc. (Software & Services)	8,371,528
341,370	Poya International Co. Ltd. (Retailing)	3,143,715
203,000	President Chain Store Corp. (Food & Staples Retailing)	1,342,348
216,497	Silergy Corp. (Semiconductors & Semiconductor Equipment)	2,754,679
614,383	Superalloy Industrial Co. Ltd. (Automobiles & Components)	2,080,560
3,511,883	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	15,121,922

		43,125,972

Thailand – 2.0%
582,800	Airports of Thailand PCL (Transportation)	6,199,130
390,600	Kasikornbank PCL (Banks)	1,871,914

		8,071,044

Shares	Description		Value
Common Stocks – (continued)
Turkey – 1.5%
171,371	BIM Birlesik Magazalar AS (Food & Staples Retailing)		$ 2,900,376
477,050	Ulker Biskuvi Sanayi AS (Food, Beverage & Tobacco)		3,052,247

			5,952,623

United Arab Emirates – 0.7%
212,780	NMC Health PLC (Health Care Equipment & Services)		2,937,913

United States – 2.8%
124,394	Cognizant Technology Solutions Corp. Class A (Software & Services)*		7,875,384
1,308,300	Samsonite International SA (Consumer Durables & Apparel)		3,391,202

			11,266,586

Vietnam – 0.3%
232,610	Vietnam Dairy Products JSC (Food, Beverage & Tobacco)		1,216,944

TOTAL COMMON STOCKS (Cost $397,178,891)			$372,083,265

Shares	Description	Rate	Value
Preferred Stocks – 0.6%
Brazil – 0.4%
316,264	Banco Bradesco SA (Banks)	0.190%	$ 1,435,120

Colombia – 0.2%
2,832,071	Grupo Aval Acciones y Valores SA (Banks)	4.900	910,231

TOTAL PREFERRED STOCKS (Cost $5,664,893)			$ 2,345,351

Shares	Description		Value
Exchange Traded Fund – 2.1%
United States – 2.1%
264,676	iShares China Large-Cap ETF		$ 8,263,185
(Cost $7,642,519)

Units	Description	Expiration Month	Value
Participation Notes* – 4.3%
China – 3.2%
472,462	Jiangsu Hengrui Medicine Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	03/17	$ 3,164,779

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Units	Description	Expiration Month	Value
Participation Notes* – (continued)
China – (continued)
278,780	Kweichow Moutai Co. Ltd. (Food, Beverage & Tobacco)	12/24	$ 8,529,632
253,100	Midea Group Co. Ltd. (Consumer Durables & Apparel)	11/17	1,057,308

			12,751,719

India – 0.7%
3,281	Alkem Laboratories Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	01/17	65,680
32,564	Alkem Laboratories Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	12/17	651,880
16,248	Dr Lal PathLabs Ltd. (Health Care Equipment & Services)	01/17	185,322
21,719	Dr Lal PathLabs Ltd. (Health Care Equipment & Services)	01/17	434,780
4,616	Dr Lal PathLabs Ltd. (Health Care Equipment & Services)	12/17	52,649
91,078	Navkar Corp. Ltd. (Transportation)	04/16	269,719
126,278	Navkar Corp. Ltd. (Transportation)	09/17	373,961
127,499	Syngene International Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	08/17	759,643

			2,793,634

Vietnam – 0.4%
336,346	Vietnam Dairy Products JSC (Food, Beverage & Tobacco)	01/17	1,759,658

TOTAL PARTICIPATION NOTES (Cost $17,723,370)			$ 17,305,011

Right – 0.0%
Brazil – 0.0%
13,504	Banco Bradesco SA (Banks)*	02/16	$ 3,038
(Cost $0)

TOTAL INVESTMENTS – 99.8% (Cost $428,209,673)			$399,999,850

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%			731,073

NET ASSETS – 100.0%			$400,730,923

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $10,530,589, which represents approximately 2.6% of net assets as of January 31, 2016.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$430,355,656

Gross unrealized gain	29,839,627
Gross unrealized loss	(60,195,433)

Net unrealized security loss	$(30,355,806)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS N-11 EQUITY FUND

Schedule of Investments

January 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 100.4%
Bangladesh – 2.5%
1,329,500	BRAC Bank Ltd. (Banks)	$ 806,457
221,200	GrameenPhone Ltd. (Telecommunication Services)	736,441
80,695	Olympic Industries Ltd. (Food, Beverage & Tobacco)	271,743
314,201	Square Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,018,034
667,920	Titas Gas Transmission & Distribution Co. Ltd. (Energy)	397,576

		3,230,251

Egypt – 3.7%
1,040,857	Commercial International Bank Egypt SAE (Banks)	4,182,012
154,988	Commercial International Bank Egypt SAE (Registered) GDR (Banks)	602,305

		4,784,317

Indonesia – 14.7%
1,912,600	PT Astra International Tbk (Automobiles & Components)	909,340
5,478,500	PT Bank Central Asia Tbk (Banks)	5,253,013
812,100	PT Bank Mandiri (Persero) Tbk (Banks)	573,507
954,300	PT Bank Rakyat Indonesia (Persero) Tbk (Banks)	787,038
439,100	PT Hanjaya Mandala Sampoerna Tbk (Food, Beverage & Tobacco)	3,309,083
710,000	PT Indocement Tunggal Prakarsa Tbk (Materials)	1,027,258
2,593,800	PT Indofood Sukses Makmur Tbk (Food, Beverage & Tobacco)	1,180,228
8,367,900	PT Kalbe Farma Tbk (Pharmaceuticals, Biotechnology & Life Sciences)	818,199
1,036,900	PT Matahari Department Store Tbk (Retailing)	1,217,308
1,980,900	PT Semen Indonesia (Persero) Tbk (Materials)	1,607,737
7,475,100	PT Summarecon Agung Tbk (Real Estate)	796,965
5,662,200	PT Telekomunikasi Indonesia (Persero) Tbk (Telecommunication Services)	1,389,160

		18,868,836

Jersey – 1.6%
436,498	Integrated Diagnostics Holdings PLC (Health Care Equipment & Services)*(a)	2,082,096

Shares	Description	Value
Common Stocks – (continued)
Mexico – 21.0%
790,300	Alfa SAB de CV Class A (Capital Goods)	$ 1,469,251
705,927	Alsea SAB de CV (Consumer Services)	2,498,684
262,818	America Movil SAB de CV Class L ADR (Telecommunication Services)	3,716,247
105,100	Arca Continental SAB de CV (Food, Beverage & Tobacco)	628,187
221,100	Banregio Grupo Financiero SAB de CV (Banks)	1,038,470
383,900	Bolsa Mexicana de Valores SAB de CV (Diversified Financials)	521,737
91,000	El Puerto de Liverpool SAB de CV (Retailing)	1,085,513
922,972	Fibra Uno Administracion SA de CV (REIT)	1,850,244
26,245	Fomento Economico Mexicano SAB de CV ADR (Food, Beverage & Tobacco)	2,488,551
490,182	Gentera SAB de CV (Diversified Financials)	876,708
74,331	Grupo Aeroportuario del Sureste SAB de CV Class B (Transportation)	1,016,133
90,435	Grupo Financiero Banorte SAB de CV Class O (Banks)	471,826
566,408	Grupo Mexico SAB de CVSeries B (Materials)	1,098,293
88,305	Grupo Televisa SAB ADR (Media)	2,338,316
664,085	Unifin Financiera SAPI de CV SOFOM ENR (Diversified Financials)*	1,943,074
1,571,224	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	3,948,472

		26,989,706

Nigeria – 7.0%
885,276	Dangote Cement PLC (Materials)	573,587
31,525,408	FBN Holdings PLC (Banks)	622,712
20,891,434	Guaranty Trust Bank PLC (Banks)	1,763,004
508,075	Nestle Nigeria PLC (Food, Beverage & Tobacco)	1,884,394
4,424,591	Nigerian Breweries PLC (Food, Beverage & Tobacco)	2,224,082
64,345,900	United Bank for Africa PLC (Banks)	934,659
16,729,608	Zenith Bank PLC (Banks)	1,060,315

		9,062,753

Pakistan – 5.2%
541,233	Engro Corp. Ltd. (Materials)	1,376,330
1,149,800	Habib Bank Ltd. (Banks)	1,874,954
525,700	MCB Bank Ltd. (Banks)	965,700
1,002,800	Oil & Gas Development Co. Ltd. (Energy)	1,050,927
519,220	Pakistan Petroleum Ltd. (Energy)	582,673
636,200	United Bank Ltd. (Banks)	872,952

		6,723,536

GOLDMAN SACHS N-11 EQUITY FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Philippines – 4.7%
83,320	Ayala Corp. (Diversified Financials)	$ 1,193,183
2,532,800	Ayala Land, Inc. (Real Estate)	1,680,772
22,324,300	Megaworld Corp. (Real Estate)	1,684,198
352,108	Metropolitan Bank & Trust Co. (Banks)	526,120
54,057	SM Investments Corp. (Capital Goods)	945,432

		6,029,705

South Korea – 22.7%
8,170	Amorepacific Corp. (Household & Personal Products)*	2,784,752
83,985	Byucksan Corp. (Capital Goods)*	588,039
23,516	Dongbu Insurance Co. Ltd. (Insurance)*	1,335,699
50,182	Hana Financial Group, Inc. (Banks)	903,063
10,844	Hanssem Co. Ltd. (Consumer Durables & Apparel)*	2,483,000
14,094	Hotel Shilla Co. Ltd. (Retailing)	772,047
52,607	KB Financial Group, Inc. (Banks)*	1,345,678
30,919	KT Corp. (Telecommunication Services)	712,878
6,716	LG Chem Ltd. (Materials)	1,680,548
1,674	LG Household & Health Care Ltd. (Household & Personal Products)	1,395,475
2,530	NAVER Corp. (Software & Services)	1,333,992
5,005	NongShim Co. Ltd. (Food, Beverage & Tobacco)	1,956,611
13,691	Osstem Implant Co. Ltd. (Health Care Equipment & Services)*	949,217
6,288	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	6,083,343
10,447	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	2,607,778
7,541	Shinsegae Co. Ltd. (Retailing)	1,343,461
42,578	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	982,744

		29,258,325

Turkey – 13.0%
1,357,645	Akbank TAS (Banks)	3,317,760
226,431	Aygaz AS (Utilities)	774,116
222,481	BIM Birlesik Magazalar AS (Food & Staples Retailing)	3,765,389
1,334,624	Emlak Konut Gayrimenkul Yatirim Ortakligi AS (REIT)	1,168,826
323,592	Turk Hava Yollari AO (Transportation)*	803,552

Shares	Description	Value
Common Stocks – (continued)
Turkey – (continued)
1,453,839	Turkiye Garanti Bankasi AS (Banks)	$ 3,673,985
1,693,951	Turkiye Sinai Kalkinma Bankasi AS (Banks)	844,381
361,527	Ulker Biskuvi Sanayi AS (Food, Beverage & Tobacco)	2,313,112

		16,661,121

Vietnam – 4.3%
798,946	Bank for Foreign Trade of Vietnam JSC (Banks)	1,493,011
500,360	Masan Group Corp. (Food, Beverage & Tobacco)*	1,643,572
770,796	Saigon Thuong Tin Commercial JSB (Banks)*	393,756
249,592	Vietnam Dairy Products JSC (Food, Beverage & Tobacco)	1,305,788
328,758	Vingroup JSC (Real Estate)*	706,245

		5,542,372

TOTAL COMMON STOCKS (Cost $134,920,873)		$129,233,018

Units	Description	Expiration Month	Value
Participation Note – 0.1%
Vietnam – 0.1%
33,367	Vietnam Dairy Products JSC (Food, Beverage & Tobacco)*	01/17	$ 174,566
(Cost $153,391)

Right* – 0.0%
Mexico – 0.0%
183,800	Arca Continental SAB de CV (Food, Beverage & Tobacco)	02/16	$ —
(Cost $0)

TOTAL INVESTMENTS – 100.5% (Cost $135,074,264)			$129,407,584

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.5)%			(622,155)

NET ASSETS – 100.0%			$128,785,429

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $2,082,096, which represents approximately 1.6% of net assets as of January 31, 2016.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS N-11 EQUITY FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$138,315,297

Gross unrealized gain	13,607,561
Gross unrealized loss	(22,515,274)

Net unrealized security loss	$(8,907,713)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management International (“GSAMI”)’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAMI day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAMI regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAMI to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Exchange Traded Funds — Investments in exchange traded funds are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of January 31, 2016:

ASIA EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments (a)
Asia	$3,000,541	$60,845,783	$—
North America	3,288,525	—	—
Total	$6,289,066	$60,845,783	$—

EMERGING MARKETS EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments (a)
Africa	$—	$18,139,975	$—
Asia	9,638,338	282,776,856
Europe	—	18,637,609	—
North America	33,626,174	3,391,202	—
South America	31,441,307	2,348,389	—
Total	$74,705,819	$325,294,031	$—

N-11 EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments (a)
Africa	$—	$13,847,070	$—
Asia	—	86,488,712	—
Europe	—	2,082,096	—
North America	26,989,706	—	—
Total	$26,989,706	$102,417,878	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to even recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Geographic Risk — Concentration of the investments of a Fund in issuers located in a particular country or region will subject the Fund, to a greater extent than if investments were less concentrated, to the risks of adverse securities markets, exchange rates and social, political, regulatory or economic events which may occur in a given country or region. The Asia Equity Fund invests primarily in equity investments in Asian issuers. The N-11 Equity Fund invests primarily in equity investments in the N-11 countries, and may invest up to 50% of its assets in any one N-11 country.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by a Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that a Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Non-Diversification Risk — The N-11 Equity Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Portfolio Concentration Risk — As a result of the N-11 Equity Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if its investments were not so concentrated.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date March 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date March 30, 2016

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date March 30, 2016

*	Print the name and title of each signing officer under his or her signature.